Operating Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Operating Assets and Liabilities
Summary of prepaid expenses

	June 30,	December 31,
	2021	2020
	USD `000	USD `000
Insurance	184	329
Other	40	8
Total	224	337

Summary of other receivables

	June 30,	December 31,
	2021	2020
	USD `000	USD `000
Value added tax receivables (“VAT”)	182	91
Total	182	91

Summary of accrued liabilities

	June 30,	December 31,
	2021	2020
	USD `000	USD `000
Professional advisors	299	339
Other	258	255
Total	557	594